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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


    Investment Company Act file number  811-08816
                                       -----------------------------------------

                             Millennium Income Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


   140 South Dearborn Drive, Suite 1620   Chicago, Illinois    60603
--------------------------------------------------------------------------------
               (Address of principal executive offices)     (Zip code)


                              James A. Casselberry, Jr.

Trias Capital Management, Inc. 140 South Dearborn Street Chicago, Illinois 60603
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (312) 223-9400
                                                    ----------------

Date of fiscal year end:      September 30, 2004
                          ---------------------------

Date of reporting period:     March 31, 2004
                          ---------------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.


A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORT TO STOCKHOLDERS.


================================================================================




                             MILLENNIUM INCOME TRUST
                             -----------------------



                             TREASURERS' GOVERNMENT
                             ----------------------
                                MONEY MARKET FUND
                                -----------------










                               SEMI-ANNUAL REPORT
                                 MARCH 31, 2004
                                  (UNAUDITED)








         INVESTMENT ADVISOR                              ADMINISTRATOR
         ------------------                              -------------
           BWN ADVISORS LP                        ULTIMUS FUND SOLUTIONS, LLC
         840 Terminal Tower                            P.O. Box 46707
          50 Public Square                        Cincinnati, OH 45246-0707
         Cleveland, OH 44113                            1.888.744.2337




================================================================================

                                                         MILLENNIUM INCOME TRUST
                                        TREASURERS' GOVERNMENT MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES - MARCH 31, 2004 (UNAUDITED)
================================================================================

ASSETS
   Investments in securities, at amortized cost (Note 2)           $  2,062,571
   Cash                                                                     718
   Receivable from Investment Manager (Note 3)                           11,503
   Interest receivable                                                       53
                                                                     ----------
                Total Assets                                          2,074,845
                                                                     ----------

LIABILITIES
   Dividends payable                                                        104
   Payable to administrator (Note 3)                                      5,000
   Other accrued expenses                                                19,008
                                                                     ----------
                Total Liabilities                                        24,112
                                                                     ----------

NET ASSETS                                                         $  2,050,733
                                                                     ==========

NET ASSETS CONSIST OF:
   Paid-in capital                                                 $  2,077,500
   Accumulated net realized losses from security transactions           (26,767)
                                                                     ----------

NET ASSETS                                                         $  2,050,733
                                                                     ==========

SHARES OF BENEFICIAL INTEREST OUTSTANDING (UNLIMITED
   NUMBER OF SHARES AUTHORIZED, NO PAR VALUE)                         2,050,733
                                                                     ==========

   NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE
      PER SHARE (Note 2)                                           $       1.00
                                                                     ==========



See accompanying notes to financial statements.

                                                         MILLENNIUM INCOME TRUST
                                        TREASURERS' GOVERNMENT MONEY MARKET FUND

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED MARCH 31, 2004 (UNAUDITED)
================================================================================

INVESTMENT INCOME
   Interest income                                                   $   11,537
                                                                     ----------

EXPENSES
   Professional fees                                                     39,439
   Administration, fund accounting, shareholder services and
      transfer agent fees (Note 3)                                       30,000
   Insurance expense                                                     25,370
   Trustees' fees and expenses                                           15,961
   Investment management fees (Note 3)                                    2,380
                                                                     ----------
                Total expenses                                          113,150
   Fees waived and expenses reimbursed by the investment
    advisor (Note 3)                                                   (108,986)
                                                                     ----------
                Net expenses                                              4,164
                                                                     ----------

NET INVESTMENT INCOME                                                     7,373
                                                                     ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $    7,373
                                                                     ==========




See accompanying notes to financial statements.


                                                                    MILLENNIUM INCOME TRUST
                                                   TREASURERS' GOVERNMENT MONEY MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS
=============================================================================================
                                                            SIX MONTHS ENDED     YEAR ENDED
                                                              MARCH 31, 2004    SEPTEMBER 30,
                                                               (UNAUDITED)           2003
                                                             -----------        -----------
FROM OPERATIONS
Net investment income                                           $  7,373         $  108,613
Net realized gains from security transactions                       --                  887
                                                             -----------        -----------
   Net increase in net assets resulting from operations            7,373            109,500
                                                             -----------        -----------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                     (7,373)          (108,613)
                                                             -----------        -----------

CAPITAL CONTRIBUTION BY INTERIM SUB-ADVISOR (NOTE 3)              12,367             14,400
                                                             -----------        -----------

FROM CAPITAL SHARE TRANSACTIONS (a)
   Proceeds from shares sold                                      64,449          8,507,376
   Net asset value of shares issued in reinvestment
     of distributions to shareholders                              6,612             91,172
   Payments for shares redeemed                                 (600,459)       (24,569,504)
                                                             -----------        -----------
      Net decrease in net assets from capital
       share transactions                                       (529,398)       (15,970,956)
                                                             -----------        -----------

TOTAL DECREASE IN NET ASSETS                                    (517,031)       (15,955,669)

NET ASSETS
   Beginning of period                                         2,567,764         18,523,433
                                                             -----------        -----------
   End of period                                             $ 2,050,733        $ 2,567,764
                                                             ===========        ===========


(a) Capital share transactions are identical to the dollar values shown.





See accompanying notes to financial statements.

                                                                                                      MILLENNIUM INCOME TRUST
                                                                                     TREASURERS' GOVERNMENT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS
================================================================================================================================
Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period


                                              SIX MONTHS       YEAR          YEAR          YEAR           YEAR          YEAR
                                                 ENDED         ENDED         ENDED         ENDED          ENDED        ENDED
                                            MARCH 31, 2004  SEPTEMBER 30, SEPTEMBER 30, SEPTEMBER 30,  SEPTEMBER 30, SEPTEMBER 30,
                                              (UNAUDITED)      2003          2002           2001           2000         1999
                                              ----------     ----------    ----------    ----------     ----------    ----------
PER SHARE DATA
--------------
Net asset value at beginning of period        $   1.00      $   1.00      $   1.00        $   1.00      $   1.00     $   1.00

Capital contribution by Interim
   Sub-Advisor (Note 3)                          0.00(a)       0.00(a)          --              --            --           --

Net investment income                            0.003         0.010         0.019           0.050         0.057        0.049

Dividends from net investment income            (0.003)       (0.010)       (0.019)         (0.050)       (0.057)      (0.049)
                                              --------      --------      --------        --------      --------     --------

Net asset value at end of period              $   1.00      $   1.00      $   1.00        $   1.00      $   1.00     $   1.00
                                              ========      ========      ========        ========      ========     ========

TOTAL RETURN                                    0.31%(b)(c)   0.97%(b)        1.92%           5.08%         5.89%        5.03%
                                              ========      ========      ========        ========      ========     ========

RATIOS/SUPPLEMENTAL DATA
------------------------
Net assets at end of period (000's)           $  2,051      $  2,568      $ 18,523        $ 20,433      $ 17,252     $ 65,541

Ratios net of fees waived and expenses
  reimbursed by investment advisor (Note 3)
    Ratio of net expenses to average net asset  0.35%(d)        0.31%         0.29%           0.29%         0.25%        0.25%
    Ratio of net investment income to average
      net assets                                0.62%(d)        1.08%         2.00%           4.79%         5.67%        4.92%

Ratios assuming no fees waived and expenses
  reimbursed by investment advisor (Note 3)
    Ratio of expenses to average net assets     9.54%(d)        1.80%         0.89%           0.78%         0.77%        0.69%
    Ratio of net investment income (loss) to
      average net assets                       -8.57%(d)       -0.41%         1.40%           4.30%         5.15%        4.48%


(a)  Amount rounds to less than $0.01 per share.

(b) Had the Interim Sub-Advisor not contributed capital to the Fund, the total return would have been -0.69% (c) and -0.03% for the periods ended March 31, 2004 and September 30, 2003, respectively (Note 3).

(c)  Not annualized.

(d)  Annualized.



See accompanying notes to financial statements.


                                                                  MILLENNIUM INCOME TRUST
                                                 TREASURERS' GOVERNMENT MONEY MARKET FUND

SCHEDULE OF PORTFOLIO INVESTMENTS - MARCH 31, 2004 (UNAUDITED)
=============================================================================================

                                                              FACE AMOUNT         VALUE
                                                              -----------       -----------
REPURCHASE AGREEMENTS (a) - 100.6%

    Lehman Brothers, Inc.,
        0.92%, dated 03/31/2004, due 04/01/2004
        repurchase proceeds of $2,062,624                    $  2,062,571      $  2,062,571
                                                                                 ----------

TOTAL INVESTMENTS AT VALUE (Amortized Cost $2,062,571)                         $  2,062,571

OTHER LIABILITIES IN EXCESS OF ASSETS - (0.6%)                                      (11,838)
                                                                                 ----------

NET ASSETS - 100.0%                                                            $  2,050,733
                                                                                 ==========


(a)  Repurchase agreements are fully collateralized by U.S. Government agency securities.




See accompanying notes to financial statements.

                                                         MILLENNIUM INCOME TRUST
                                        TREASURERS' GOVERNMENT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2004 (UNAUDITED)
================================================================================

1.   ORGANIZATION

     The Millennium Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. The Trust was established as a Massachusetts business trust under a Declaration of Trust dated August 19, 1994. The Trust consists of one series, the Treasurers' Government Money Market Fund (the "Fund"). The Fund's investment objective is to seek high current income consistent with stability of capital and liquidity by investing in a portfolio of U.S. Government securities.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of the Fund's significant accounting policies:

     SECURITY VALUATION - Securities are valued on an amortized cost basis, which approximates market value. This involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium.

     SHARE VALUATION - The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding.

     INVESTMENT INCOME - Interest income is accrued as earned and includes, where applicable, the pro-rata amortization of premium or accretion of discount.

     DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income are declared daily and paid on the last business day of each month. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States. For the periods ended March 31, 2004 and September 30, 2003, there were no differences between the book basis and tax basis of distributions.

     SECURITY TRANSACTIONS - Investment transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

                                                         MILLENNIUM INCOME TRUST
                                        TREASURERS' GOVERNMENT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2004 (UNAUDITED) (Continued)
================================================================================

     REPURCHASE AGREEMENTS - Repurchase agreements are collateralized by U.S. Government securities and are valued at cost, which, together with accrued interest, approximates market. Collateral for repurchase agreements is held in safekeeping in the Fund's custodian customer-only account at the Federal Reserve Bank of Cleveland. At the time the Fund enters into a repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will be equal to or exceed the face amount of the repurchase agreement. In the event of a bankruptcy or other default of the seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying security and losses. These losses would equal the face amount of the repurchase agreement(s) and accrued interest, net of any proceeds received in liquidation of the underlying securities. To minimize the possibility of loss, the Fund enters into repurchase agreements only with institutions deemed to be creditworthy under guidelines established by the Board of Trustees.

     ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amount of income and expenses during the reporting period. Actual results could differ from these estimates.

     FEDERAL INCOME TAX - It is the Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

     In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare and pay as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

     The following information is computed on a tax basis for each item as of March 31, 2004:

           Cost of portfolio investments              $     2,062,571
                                                    ===================

           Capital loss carryforwards                 $       (26,767)
                                                    -------------------
           Accumulated deficit                        $       (26,767)
                                                    ===================

                                                         MILLENNIUM INCOME TRUST
                                        TREASURERS' GOVERNMENT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2004 (UNAUDITED) (Continued)
================================================================================

     The capital loss carryforwards as of September 30, 2003 in the table above expire as follows:

                              Amount             Expires September 30,
                             ---------           ---------------------
                             $ 19,379                    2008
                                2,476                    2009
                                3,986                    2010
                                  926                    2011
                             ---------
                             $ 26,767
                             =========

     The capital loss carryforwards may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

3.   TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     The President of the Trust is the chairman and controlling shareholder of Trias Capital Management, Inc. ("Trias"), the Trust's interim sub-advisor. Certain other officers of the Trust are officers of Ultimus Fund Solutions, LLC ("Ultimus"), the Trust's administrator.

     INTERIM ADVISORY AGREEMENT
     Effective January 29, 2004, the Fund's investments are managed by BWN Advisors LP ("BWN") pursuant to the terms of an Interim Advisory Agreement ("Agreement"). The terms of the Agreement include (i) a maximum term of 150 days, (ii) the Trustees or a majority of the Fund's outstanding shares may terminate the agreement at any time, without penalty, on not more than 10 days' written notice and (iii) any compensation BWN earns under the Agreement will be held in an interest-bearing account with the Trust's custodian, which will be paid to BWN at the end of the interim period should shareholders approve final arrangements between the Trust and BWN. Additionally, Under the terms of the Agreement, the Fund pays BWN a fee, which is computed and accrued daily and paid monthly at the annual rate of .20% of its average daily net assets. Prior to January 29, 2004, the Fund's investments were managed by Trias pursuant to the terms of a Management Agreement. Under the terms of the Management Agreement, the Fund paid Trias a fee, which was computed and accrued daily and paid monthly at the annual rate of .20% of its average daily net assets.

     INTERIM SUB-ADVISORY AGREEMENT
     Effective January 29, 2004, an Interim Sub-Advisory Agreement was approved by the Board of Trustees between BWN and Trias. Under the terms of the Interim Sub-Advisory Agreement, BWN is responsible for compensating Trias for its sub-advisory services. As a result of these interim arrangements, the Fund's portfolio is managed on a day-to-day basis by Trias.

                                                         MILLENNIUM INCOME TRUST
                                        TREASURERS' GOVERNMENT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2004 (UNAUDITED) (Continued)
================================================================================

     In order to reduce the Fund's operating expenses during the period ended March 31, 2004, BWN and Trias, when respectively serving as the Fund's investment advisors, voluntarily waived all of their investment management fees and reimbursed the Fund for other operating expenses in order to limit the Fund's total expense ratio to .35% of average daily net assets. During the six months ended March 31, 2004, the total of such fee waivers and expense reimbursements was $108,986. As of March 31, 2004, BWN owed the Fund $11,503 for expense reimbursements.

     Additionally, during the six months ended March 31, 2004, Trias made a $12,367 capital contribution to the Fund to offset the effect of realized losses incurred by the Fund. The effect of this contribution was to increase the Fund's total return by 1.00% for the six months ended March 31, 2004.

     MUTUAL FUND SERVICES AGREEMENT
     Under the terms of a Mutual Fund Services Agreement, Ultimus provides administrative, fund accounting and pricing, and transfer agent and shareholder services to the Fund. For these services, Ultimus receives a base fee of $5,000 per month, plus an asset-based fee equal to the annual rate of 0.10% of the Fund's average net assets in excess of $50 million but less than $250 million; 0.075% of such assets in excess of $250 million but less than $500 million; and 0.05% of such assets in excess of $500 million. During the six months ended March 31, 2004, Ultimus was paid $30,000 under the Mutual Fund Services Agreement.

4.   SUBSEQUENT EVENT

     On April 29, 2004, the Board of Trustees of the Trust unanimously voted to terminate the public offering of shares of the Fund. Effective April 30, 2004, all shares of the Fund had been liquidated and the Fund ceased operations.

ITEM 2.   CODE OF ETHICS.


Not required


ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.


Not required


ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.


Not required


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.


Not applicable


ITEM 6.   SCHEDULE OF INVESTMENTS.


Not applicable


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


Not applicable


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.


Not applicable


ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.


The registrant has no procedures by which shareholders may recommend nominees to the registrant's board of trustees.


ITEM 10. CONTROLS AND PROCEDURES.


(a)  Based  on  his  evaluation  of the  registrant's  disclosure  controls  and procedures  (as defined in Rule  301-2(c)  under the  Investment  Company Act of
1940), the registrant's principal executive officer and principal financial officer has concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to him by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.


(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.


File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.


(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto


(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto





Exhibit 99.CERT Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002


Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)          Millennium Income Trust
              ---------------------------------------------------------------




By (Signature and Title)*   /s/ James A. Casselberry, Jr.
                           --------------------------------------------------
                           James A. Casselberry, Jr., President and Treasurer


Date    May 28, 2004
      ---------------------------------------




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By (Signature and Title)*   /s/ James A. Casselberry, Jr.
                           --------------------------------------------------
                           James A. Casselberry, Jr., President and Treasurer


Date   May 28, 2004
      ---------------------------------------